UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-3450

Name of Fund: BlackRock Focus Value Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Focus Value Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/2007

Date of reporting period: 02/01/07 - 04/30/07

Item 1 - Schedule of Investments

BlackRock Focus Value Fund, Inc.
Schedule of Investments as of April 30, 2007

                                                                 Shares
                        Industry                                   Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Above-Average           Communications Equipment - 1.3%         366,000   Alcatel SA (a)                              $   4,849,500
Yield - 7.0%            -----------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication           233,700   AT&T Inc.                                       9,048,864
                        Services - 2.5%
                        -----------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 2.3%                  309,900   Pfizer, Inc.                                    8,199,954
                        -----------------------------------------------------------------------------------------------------------
                        Trading Companies &                     121,630   UAP Holding Corp.                               3,365,502
                        Distributors - 0.9%
                        -----------------------------------------------------------------------------------------------------------
                                                                          Total Above-Average Yield                      25,463,820
-----------------------------------------------------------------------------------------------------------------------------------
Below-Average Price/    Containers & Packaging - 1.5%           214,700   Packaging Corp. of America                      5,315,972
Earnings Ratio - 11.4%  -----------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication           427,700   Qwest Communications International
                        Services - 1.1%                                   Inc. (c)(d)                                     3,797,976
                        -----------------------------------------------------------------------------------------------------------
                        IT Services - 0.5%                      234,700   BearingPoint, Inc. (c)                          1,722,698
                        -----------------------------------------------------------------------------------------------------------
                        Insurance - 4.2%                        136,645   The Travelers Cos., Inc.                        7,392,494
                                                                104,100   XL Capital Ltd. Class A                         8,117,718
                                                                                                                      -------------
                                                                                                                         15,510,212
                        -----------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable Fuels - 2.6%      120,600   Chevron Corp.                                   9,381,474
                        -----------------------------------------------------------------------------------------------------------
                        Specialty Retail - 1.5%                 140,800   Home Depot, Inc. (d)                            5,332,096
                        -----------------------------------------------------------------------------------------------------------
                                                                          Total Below-Average Price/Earnings Ratio       41,060,428
-----------------------------------------------------------------------------------------------------------------------------------
Discount to             Diversified Telecommunication           202,800   Verizon Communications, Inc.                    7,742,904
Assets - 4.6%           Services - 2.1%
                        -----------------------------------------------------------------------------------------------------------
                        Energy Equipment & Services - 2.5%      143,100   GlobalSantaFe Corp.                             9,148,383
                        -----------------------------------------------------------------------------------------------------------
                                                                          Total Discount to Assets                       16,891,287
-----------------------------------------------------------------------------------------------------------------------------------
Earnings                Aerospace & Defense - 1.0%               47,400   Northrop Grumman Corp.                          3,490,536
Turnaround - 38.1%      -----------------------------------------------------------------------------------------------------------
                        Capital Markets - 2.7%                  115,000   Morgan Stanley (d)                              9,661,150
                        -----------------------------------------------------------------------------------------------------------
                        Communications Equipment - 0.6%         133,900   Motorola, Inc.                                  2,320,487
                        -----------------------------------------------------------------------------------------------------------
                        Computers & Peripherals - 2.7%           74,500   International Business Machines Corp. (d)       7,614,645
                                                                443,500   Sun Microsystems, Inc. (c)                      2,315,070
                                                                                                                      -------------
                                                                                                                          9,929,715
                        -----------------------------------------------------------------------------------------------------------
                        Diversified Financial                         1   Bank of America Corp.                                  51
                        Services - 0.0%
                        -----------------------------------------------------------------------------------------------------------
                        Energy Equipment & Services - 1.0%      115,400   Halliburton Co.                                 3,666,258
                        -----------------------------------------------------------------------------------------------------------
                        Food & Staples Retailing - 2.0%         247,500   The Kroger Co.                                  7,303,725
                        -----------------------------------------------------------------------------------------------------------
                        Food Products - 3.4%                    407,900   Unilever NV (a)                                12,440,950
                        -----------------------------------------------------------------------------------------------------------
                        Health Care Equipment &                  99,100   Baxter International, Inc.                      5,612,033
                        Supplies - 1.6%
                        -----------------------------------------------------------------------------------------------------------
                        Industrial Conglomerates - 3.2%         313,500   General Electric Co.                           11,555,610
                        -----------------------------------------------------------------------------------------------------------
                        Metals & Mining - 1.7%                  175,000   Alcoa, Inc.                                     6,210,750
                        -----------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable Fuels - 4.4%      132,000   Exxon Mobil Corp.                              10,478,160
                                                                114,100   Peabody Energy Corp. (d)                        5,474,518
                                                                                                                      -------------
                                                                                                                         15,952,678
                        -----------------------------------------------------------------------------------------------------------

BlackRock Focus Value Fund, Inc.
Schedule of Investments as of April 30, 2007

                                                                 Shares
                        Industry                                   Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 5.0%                  348,600   Bristol-Myers Squibb Co.                    $  10,060,596
                                                                138,400   GlaxoSmithKline Plc (a)                         7,996,752
                                                                                                                      -------------
                                                                                                                         18,057,348
                        -----------------------------------------------------------------------------------------------------------
                        Semiconductors & Semiconductor          267,200   Intel Corp.                                     5,744,800
                        Equipment - 3.6%                        848,000   LSI Logic Corp. (c)                             7,208,000
                                                                                                                      -------------
                                                                                                                         12,952,800
                        -----------------------------------------------------------------------------------------------------------
                        Software - 5.2%                       1,757,700   Borland Software Corp. (c)                      9,790,389
                                                                497,700   Parametric Technology Corp. (c)                 8,844,129
                                                                                                                      -------------
                                                                                                                         18,634,518
                        -----------------------------------------------------------------------------------------------------------
                                                                          Total Earnings Turnaround                     137,788,609
-----------------------------------------------------------------------------------------------------------------------------------
Operational             Aerospace & Defense - 2.0%              135,200   Raytheon Co.                                    7,238,608
Restructuring - 25.8%   -----------------------------------------------------------------------------------------------------------
                        Capital Markets - 2.7%                  244,100   The Bank of New York Co., Inc. (d)              9,881,168
                        -----------------------------------------------------------------------------------------------------------
                        Chemicals - 2.3%                        171,600   E.I. du Pont de Nemours & Co. (d)               8,437,572
                        -----------------------------------------------------------------------------------------------------------
                        Diversified Financial                   279,640   JPMorgan Chase & Co.                           14,569,264
                        Services - 4.0%
                        -----------------------------------------------------------------------------------------------------------
                        IT Services - 1.7%                      791,900   Unisys Corp. (c)                                6,208,496
                        -----------------------------------------------------------------------------------------------------------
                        Industrial Conglomerates - 3.6%         397,300   Tyco International Ltd.                        12,963,899
                        -----------------------------------------------------------------------------------------------------------
                        Media - 4.0%                            197,800   Comcast Corp. Special Class A (c)               5,221,920
                                                                435,600   Time Warner, Inc.                               8,986,428
                                                                                                                      -------------
                                                                                                                         14,208,348
                        -----------------------------------------------------------------------------------------------------------
                        Office Electronics - 2.6%               500,900   Xerox Corp. (c)(d)                              9,266,650
                        -----------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication              522,500   Sprint Nextel Corp. (d)                        10,465,675
                        Services - 2.9%
                        -----------------------------------------------------------------------------------------------------------
                                                                          Total Operational Restructuring                93,239,680
-----------------------------------------------------------------------------------------------------------------------------------
Price-to-Book - 8.1%    Diversified Financial                   259,600   Citigroup, Inc.                                13,919,752
                        Services - 3.8%
                        -----------------------------------------------------------------------------------------------------------
                        Insurance - 3.8%                        196,200   American International Group, Inc.             13,716,342
                        -----------------------------------------------------------------------------------------------------------
                        Paper & Forest Products - 0.5%           84,200   Louisiana-Pacific Corp.                         1,659,582
                        -----------------------------------------------------------------------------------------------------------
                                                                          Total Price-to-Book                            29,295,676
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks
                                                                          (Cost - $266,562,164) - 95.0%                 343,739,500
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Focus Value Fund, Inc.
Schedule of Investments as of April 30, 2007

                                                             Beneficial
                        Industry                               Interest   Other Interests (g)                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Financial               Oil, Gas & Consumable Fuels - 0.0%  $ 1,981,437   WRT Energy Corp. (Litigation Trust
Restructuring - 0.0%                                                      Certificates) (h)                           $           0
                        -----------------------------------------------------------------------------------------------------------
                                                                          Total Other Interests
                                                                          (Cost - $202,416) - 0.0%                                0
-----------------------------------------------------------------------------------------------------------------------------------

                                                                          Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                             17,243,324   BlackRock Liquidity Series, LLC
                                                                             Cash Sweep Series, 5.26% (b)(e)             17,243,324
                                                             45,732,050   BlackRock Liquidity Series, LLC
                                                                             Money Market Series, 5.33% (b)(e)(f)        45,732,050
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Short-Term Securities
                                                                          (Cost - $62,975,374) - 17.4%                   62,975,374
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Investments
                                                                          (Cost - $329,739,954) - 112.4%                406,714,874
-----------------------------------------------------------------------------------------------------------------------------------

                                                              Number of
                                                              Contracts   Options Written
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  2,000   Sprint Nextel Corp., expiring
                                                                             January 2008 at USD 20                        (430,000)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Options Written
                                                                          (Premiums Received - $238,992) - (0.1%)          (430,000)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Investments, Net of Options Written
                                                                          (Cost - $329,500,962*) - 112.3%               406,284,874

                                                                          Liabilities in Excess of Other
                                                                          Assets - (12.3%)                              (44,639,584)
                                                                                                                      -------------
                                                                          Net Assets - 100.0%                         $ 361,645,290
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 330,857,664
                                                                  =============
      Gross unrealized appreciation                               $  77,410,915
      Gross unrealized depreciation                                  (1,983,705)
                                                                  -------------
      Net unrealized appreciation                                 $  75,427,210
                                                                  =============

(a)   Depositary receipts.

BlackRock Focus Value Fund, Inc.
Schedule of Investments as of April 30, 2007

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                       Net             Interest
      Affiliate                                     Activity            Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
      Cash Sweep Series                           $ 12,896,706       $   375,045

      BlackRock Liquidity Series, LLC
      Money Market Series                         $ (1,477,650)      $    20,596
      --------------------------------------------------------------------------

(c)   Non-income producing security.
(d)   Security, or a portion of security, is on loan.
(e)   Represents the current yield as of April 30, 2007.
(f)   Security was purchased with the cash proceeds from securities loans.
(g) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(h) Restricted security as to resale, representing 0.0% of net assets, was as follows:

      -----------------------------------------------------------------------------------------------------------------
      Issue                                                      Acquisition Date           Cost                 Value
      -----------------------------------------------------------------------------------------------------------------
      WRT Energy Corp. (Litigation Trust Certificates)              7/10/1997             $ 202,416              $    0
      -----------------------------------------------------------------------------------------------------------------

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Value Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Focus Value Fund, Inc.

Date: June 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Focus Value Fund, Inc.

Date: June 20, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Focus Value Fund, Inc.

Date: June 20, 2007